Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Aggregate cost of SVS repurchased for cancellation	$ 34.6		$ 35.9		$ 0.1
Aggregate cost of SVS repurchased for delivery under SBC plans	11.1	[1]	54.4	[2]	19.1
SVS
Aggregate cost of SVS repurchased for cancellation	34.6		35.9		0.1
Aggregate cost of SVS repurchased for delivery under SBC plans	$ 44.9		20.6		$ 19.1
SVS | 2021 NICB ASPP
Accrual for repurchase of stock under automatic share purchase plan			7.5
SVS | 2021 SBC ASPP
Accrual for repurchase of stock under automatic share purchase plan			$ 33.8

[1]	Consists of $44.9 paid during 2022 to repurchase SVS for delivery obligations under our SBC plans, offset in part by the reversal of the $33.8 2021 SBC Accrual. See note 12.
[2]	Consists of $20.6 paid to repurchase SVS for delivery obligations under our SBC plans in 2021, and $33.8 accrued as of December 31, 2021 for the estimated Contractual Maximum Quantity under an ASPP executed in December 2021 for such purpose (2021 SBC Accrual). See note 12.